Asset Acquired and Liabilities Assumed on Acquisition (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Business acquisition cash acquired	$ 12.3	$ 0.8